Consolidated Statements Of Comprehensive (Loss) Income ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 124,493	$ 19,536	¥ 107,074	¥ 107,413
Operating costs and expenses:
Cost of revenues		64,314	10,092	55,158	62,850
Selling, general and administrative		24,723	3,879	18,063	19,910
Research and development		24,938	3,914	19,513	18,346
Total operating costs and expenses		113,975	17,885	92,734	101,106
Operating profit		10,518	1,651	14,340	6,307
Other (loss) income:
Interest income		5,551	871	5,358	6,060
Interest expense		(3,421)	(537)	(3,103)	(2,960)
Foreign exchange (loss) gain, net		100	16	(660)	(33)
Share of losses from equity method investments		(932)	(146)	(2,248)	(1,254)
Others, net		(1,038)	(164)	9,403	(8,460)
Total other (loss) income, net		260	40	8,750	(6,647)
(Loss) income before income taxes		10,778	1,691	23,090	(340)
Income taxes		3,187	500	4,064	1,948
Net (loss) income		7,591	1,191	19,026	(2,288)
Less: net loss attributable to noncontrolling interests		(2,635)	(414)	(3,446)	(4,345)
Net income attributable to Baidu, Inc.		10,226	1,605	22,472	2,057
Other comprehensive (loss) income:
Foreign currency translation adjustments		(88)	(14)	1,936	(782)
Unrealized losses on available-for-sale investments, net of reclassification		(190)	(30)	(161)	(708)
Unrealized gains on derivative		149	23
Other comprehensive (loss) income, net of tax		(129)	(21)	1,775	(1,490)
Comprehensive (loss) income		7,462	1,170	20,801	(3,778)
Less: comprehensive loss attributable to noncontrolling interests		(2,557)	(402)	(3,253)	(4,242)
Comprehensive income attributable to Baidu, Inc.		¥ 10,019	$ 1,572	¥ 24,054	¥ 464
Common Class A and Class B
Earnings per shares:
Basic | (per share)	[1]	¥ 3.58	$ 0.56	¥ 8.19	¥ 0.71
Diluted | (per share)	[1]	¥ 3.51	$ 0.55	¥ 8.12	¥ 0.70
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	[1]	2,758	2,758	2,732	2,787
Diluted	[1]	2,814	2,814	2,756	2,791
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	[2]	¥ 3.58	$ 0.56	¥ 8.19	¥ 0.71
Diluted | (per share)	[2]	¥ 3.51	$ 0.55	¥ 8.12	¥ 0.70
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	[2]	2,198	2,198	2,158	2,211
Diluted	[2]	2,814	2,814	2,756	2,791
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	[1]	¥ 28.64	$ 4.49	¥ 65.54	¥ 5.68
Diluted | (per share)	[1]	¥ 28.07	$ 4.40	¥ 64.98	¥ 5.60
Online Marketing Services
Revenues:
Total revenues		¥ 80,695	$ 12,663	¥ 72,840	¥ 78,093
Others
Revenues:
Total revenues		¥ 43,798	$ 6,873	¥ 34,234	¥ 29,320

[1]	Basic and diluted earnings per share and the number of shares for the years ended December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1 and 21.
[2]	Basic and diluted net earnings per share, the number of shares and the adjustments for dilutive restricted shares and share options for the years ended December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that took effect on March 1, 2021, as detailed in Note 1.